Segment Information - Reconciliation of Operating Income of Segments to Total Operating Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Impairment, restructuring charges and other related closure costs	$ (93)	$ (65)	$ (90)
Operating results of other businesses			22
Operating income	214	109	168
Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income	386	332	433
Segment Reconciling Items [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Impairment, restructuring charges and other related closure costs	(93)	(65)	(90)
Unallocated manufacturing results	(33)	(69)	(45)
Operating results of other businesses	(21)	(82)	(100)
Strategic and other research and development programs and other non-allocated provisions	(25)	(7)	(30)
Operating income	$ (172)	$ (223)	$ (265)